Global X FTSE Denmark 20 ETF (Prospectus Summary): | Global X FTSE Denmark 20 ETF
Global X FTSE Denmark 30 ETF

Important Notice Regarding Change in

ETF Name, Index and Related Matters

GLOBAL X FUNDS

Global X FTSE Denmark 30 ETF

Supplement Dated October 28, 2011

to the

Prospectus Dated March 1, 2011, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

The following changes will take effect for the Fund effective immediately.

	Current	New
ETF Name	Global X FTSE Denmark 30 ETF	Global X FTSE Denmark 20 ETF
Index	FTSE Denmark 30 Index	FTSE Denmark 20 Index
Index Components	30	20

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE